DEBT (Details 2) - Bridge Notes Purchase Agreement - Investors - 6.0% Convertible promissory notes $ in Thousands	2 Months Ended
Dec. 31, 2014 USD ($)
Related party transactions
Amount issued	$ 5,000
Stated interest rate	6.00%